Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	¥ 1,882,462	¥ 1,896,575	¥ 1,973,368
Additions	3,126	17,718	19,383
Impairment	(963,948)	(64,209)	(64,209)
Amortization charge	(22,234)	(31,831)	(31,967)
Ending balance	899,406	1,882,462	1,896,575
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,070,639	2,449,433	2,430,050
Impairment	(1,028,157)
Ending balance	2,073,765	2,070,639	2,449,433
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(123,968)	(488,649)	(456,682)
Impairment	(64,209)	(64,209)
Ending balance	(146,202)	(123,968)	(488,649)
Trademarks and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,810,576	1,810,576	1,811,338
Impairment	(963,948)
Amortization charge			(762)
Ending balance	846,628	1,810,576	1,810,576
Trademarks and licenses [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,815,576	1,815,576	1,815,576
Impairment	(963,948)
Ending balance	1,815,576	1,815,576	1,815,576
Trademarks and licenses [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,000)	(5,000)	(4,238)
Ending balance	(5,000)	(5,000)	(5,000)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	71,886	85,999	107,612
Additions	3,126	17,718	19,383
Transfer			54,418
Impairment		(64,209)	(64,209)
Amortization charge	(22,234)	(31,831)	(31,205)
Ending balance	52,778	71,886	85,999
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	255,063	633,857	560,056
Impairment	(64,209)
Ending balance	258,189	255,063	633,857
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(118,968)	(483,649)	(452,444)
Impairment	(64,209)	(64,209)
Ending balance	¥ (141,202)	¥ (118,968)	(483,649)
Development in progress [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			54,418
Transfer			(54,418)
Development in progress [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			¥ 54,418